Segments Disclosures - Geographic Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	$ 2,845	$ 3,355	$ 2,976
Property, plant and equipment	6,020	5,714	5,556
Right-of-use assets	120	117	126
Intangible assets other than goodwill	281	223	252
Total long-term other assets	179	179
Canada
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	2,009	2,218	1,905
Property, plant and equipment	3,828	3,578
Right-of-use assets	41	43
Intangible assets other than goodwill	170	108
Total long-term other assets	85	68
U.S.
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	676	987	940
Property, plant and equipment	1,852	1,749
Right-of-use assets	74	71
Intangible assets other than goodwill	86	88
Total long-term other assets	36	42
Western Australia
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	160	150	$ 131
Property, plant and equipment	340	387
Right-of-use assets	5	3
Intangible assets other than goodwill	25	27
Total long-term other assets	$ 58	$ 69